Summary of Statement of operations (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Net loss	$ (1,593)	$ (1,830)	$ (3,734)	$ (6,143)	$ (3,423)	$ (9,877)
Operating Income (Loss) [Member]
Total operating loss	573		286		1,171	536
Gain (Loss) on Investments [Member]
Net loss	$ 769		$ 349		$ 1,584	$ 648